Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Stockholders' Equity [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2015	$ 11,803,000	$ 68,000	$ 15,150,000	$ (342,000)	$ 181,000	$ (3,542,000)	$ 11,515,000	$ 288,000
Balance, shares at Dec. 31, 2015		342,003,000
Net income (loss)	259,000					200,000	200,000	59,000
Other comprehensive income	(147,000)				(147,000)		(147,000)
Share-based compensation plans	336,000		336,000				336,000
Excess tax benefits from share-based compensation plans	21,000		21,000				21,000
Shares issued pursuant to stock awards	115,000			707,000		(592,000)	115,000
Shares issued pursuant to stock awards, shares		8,927,000
Treasury shares and restricted stock unit withholdings	$ (1,280,000)	$ 0	0	(1,280,000)	0	0	(1,280,000)	0
Treasury shares and restricted stock unit withholdings, shares	(15,537,868)	(15,538,000)
Treasury shares, retired, shares	0
Dividends non-controlling interests	$ (126,000)							(126,000)
Reclassification of Warrants	168,000		168,000				168,000
Other	7,000	$ 3,000	4,000				7,000
Balance at Dec. 31, 2016	11,156,000	$ 71,000	15,679,000	(915,000)	34,000	(3,934,000)	10,935,000	221,000
Balance, shares at Dec. 31, 2016		335,392,000
Net income (loss)	2,272,000					2,215,000	2,215,000	57,000
Other comprehensive income	143,000				143,000		143,000
Share-based compensation plans	281,000		281,000				281,000
Shares issued pursuant to stock awards	233,000			859,000		(626,000)	233,000
Shares issued pursuant to stock awards, shares		10,054,000
Treasury shares and restricted stock unit withholdings	$ (286,000)	$ 0	0	(286,000)	0	0	(286,000)	0
Treasury shares and restricted stock unit withholdings, shares	(2,522,589)	(2,522,000)
Treasury shares, retired, shares	0
Dividends non-controlling interests	$ (89,000)							(89,000)
Cumulative effect adjustments	6,000					6,000	6,000
Balance at Dec. 31, 2017	13,716,000	$ 71,000	15,960,000	(342,000)	177,000	(2,339,000)	13,527,000	189,000
Balance, shares at Dec. 31, 2017		342,924,000
Net income (loss)	2,258,000	$ 0	0	0	0	2,208,000	2,208,000	50,000
Other comprehensive income	(57,000)	0	0	0	(57,000)	0	(57,000)	0
Share-based compensation plans	311,000	0	311,000	0	0	0	311,000	0
Shares issued pursuant to stock awards	39,000	$ 0	0	457,000	0	(418,000)	39,000	0
Shares issued pursuant to stock awards, shares		4,242,000
Treasury shares and restricted stock unit withholdings	$ (3,353,000)	$ 0	0	(3,353,000)	0	0	(3,353,000)	0
Treasury shares and restricted stock unit withholdings, shares	(54,376,181)	(37,076,000)
Treasury shares, retired	$ (1,653,000)	$ (4,000)	(811,000)	0	0	(838,000)	(1,653,000)	0
Treasury shares, retired, shares	(17,300,143)	(17,300,000)
Shareholder tax on repurchased shares	$ (381,000)	$ 0	0	0	0	(381,000)	(381,000)	0
Dividends non-controlling interests	(54,000)	0	0	0	0	0	0	(54,000)
Dividends common stock	(147,000)	0	0	0	0	(147,000)	(147,000)	0
Cumulative effect adjustments	11,000	0	0	0	3,000	8,000	11,000	0
Balance at Dec. 31, 2018	$ 10,690,000	$ 67,000	$ 15,460,000	$ (3,238,000)	$ 123,000	$ (1,907,000)	$ 10,505,000	$ 185,000
Balance, shares at Dec. 31, 2018		292,790,000